UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4250

Seligman Municipal Series Trust
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 6/30/08

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Municipal Series Trust
Schedules of Investments (unaudited)
June 30, 2008

California High-Yield Fund

Face Amount	Municipal Bonds	Rating†	Value

$1,000,000	California Department of Veterans’ Affairs (Home Purchase Rev.), 5.50% due 12/1/2018*	Aa2	$1,008,800
2,000,000	California Educational Facilities Authority Rev. (Scripps College), 5% due 8/1/2031	A1	2,001,600
1,485,000	California Educational Facilities Authority Rev. (University of the Pacific), 5% due 11/1/2025	A2	1,493,049
750,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 5% due 11/15/2027	A2	738,075
3,000,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 6.25% due 12/1/2034ø	NR	3,197,280
2,750,000	California Health Facilities Financing Authority Rev. (Kaiser Permanente), 5.40% due 5/1/2028††	AAA‡	2,780,855
2,280,000	California Housing Finance Agency Rev. (Multi-Family Housing), 5.375% due 2/1/2036*	Aa3	2,203,894
595,000	California Housing Finance Agency Rev. (Single Family Mortgage), 5.40% due 8/1/2028*	Aa3	606,347
2,500,000	California Infrastructure and Economic Development Bank Rev. (The J. David Gladstone Institutes Project), 5.25% due 10/1/2034	A-‡	2,499,775
2,500,000	California Statewide Communities Development Authority Rev. (Sutter Health), 5.625% due 8/15/2042	Aa3	2,531,425
1,500,000	Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev., 5.75% due 1/15/2040	Baa3	1,493,460
2,360,000	Modesto, CA Irrigation District Certificates of Participation, 5.30% due 7/1/2022	A2	2,360,802
500,000	Puerto Rico Electric Power Authority Rev., 5.375% due 7/1/2023	A3	510,670
3,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Aaa	3,377,730
3,000,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease), 5.50% due 12/1/2020	A2	3,002,430
2,000,000	Washington Township, CA Hospital District Hospital Healthcare System Rev., 5.25% due 7/1/2029	A3	1,991,179

Total Municipal Bonds — 89.8%			31,797,371

	Short-Term Holdings

500,000	Kansas Development Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2019	VMIG 1	500,000
460,000	Lincoln County, WY Pollution Control Rev. (Exxon Project) VRDN, due 11/1/2014	P-1	460,000
300,000	Massachusetts State Health & Educational Facilities Authority Rev. (Wellesley College), VDRN, due 7/1/2039	VMIG 1	300,000
300,000	Missouri State Health & Educational Facilities Authority Rev. (Washington University), VDRN, due 2/15/2034	VMIG 1	300,000
300,000	New Jersey State Educational Facilities Authority Rev. (Princeton University), VRDN, due 7/1/2023	VMIG 1	300,000
800,000	New York City, NY GOs, VRDN, due 10/1/2023	VMIG 1	800,000
300,000	New York City, NY Municipal Water Finance Authority Rev. (Water & Sewer System), VRDN, due 6/15/2033	VMIG 1	300,000

Total Short-Term Holdings — 8.3%			2,960,000

Total Investments — 98.1%			34,757,371
Other Assets Less Liabilities — 1.9%			660,216

Net Assets — 100.0%			$35,417,587

California Quality Fund

Face Amount	Municipal Bonds	Rating†	Value

$1,500,000	California Department of Water Resources Rev. (Central Valley Project), 5% due 12/1/2027	Aa2	$1,555,770
3,000,000	California Educational Facilities Authority Rev. (Pepperdine University), 5% due 11/1/2029	Aa3	3,020,850
1,315,000	California Educational Facilities Authority Rev. (Scripps College), 5% due 11/1/2025	A1	1,357,501
3,000,000	California Educational Facilities Authority Rev. (University of San Diego), 5% due 10/1/2028	Aa3	3,021,240
1,000,000	California Infrastructure & Economic Development Bank Rev. (Bay Area Toll Bridge Seismic Retrofit), 5% due 7/1/2023††	Aaa	1,072,790
235,000	California State GOs, 5.375% due 10/1/2027ø	AAA‡	249,276
3,295,000	California State GOs, 5.375% due 10/1/2027ø	Aaa	3,472,172
470,000	California State GOs, 5.375% due 10/1/2027ø	Aaa	498,552
1,750,000	California State University System Rev., 5% due 11/1/2027	Aaa	1,806,665
2,420,000	California State Veterans’ GOs, 5.70% due 12/1/2032*	A1	2,423,630
2,000,000	California Statewide Communities Development Authority Rev. (Kaiser Permanente), 5.50% due 11/1/2032	A3	2,000,600
2,500,000	Eastern Municipal Water District, CA Water and Sewer Rev., 6.75% due 7/1/2012	Aa3	2,692,650
2,000,000	Los Angeles, CA Department of Water & Power Water System Rev., 5.125% due 7/1/2041	Aa3	2,011,320
1,500,000	Regents of the University of California General Rev., 5% due 5/15/2026	Aa1	1,552,081
1,325,000	Riverside, CA Electric Rev., 5% due 10/1/2028	AAA‡	1,364,565
500,000	Sacramento, CA Municipal Utility District Electric Rev., 5.25% due 5/15/2024	A1	513,945
1,500,000	Sacramento County, CA Airport System Rev., 5% due 7/1/2025	Aaa	1,547,670
2,000,000	Sacramento County, CA Sanitation Districts Financing Authority Rev. (Sacramento Regional County Sanitation District), 5% due 12/1/2027	Aa3	2,018,280
1,530,000	San Francisco, CA Bay Area Rapid Transit District Rev. (Sales Tax), 5% due 7/1/2028	Aa3	1,538,384

Total Municipal Bonds — 86.0%			33,717,941

	Short-Term Holdings

200,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	200,000
210,000	Montana Facilities Finance Authority Rev. (Sister of Charity), VRDN, due 12/1/2025	VMIG 1	210,000
3,000,000	Orange County, CA Local Transportation Authority Rev. (Measure M Sales Tax), 6% due 2/15/2009	Aa2	3,074,760
1,720,000	San Francisco, CA Bay Area Rapid Transit District Rev. (Sales Tax), 5% due 7/1/2028ø	Aa3	1,737,355

Total Short-Term Holdings — 13.3%			5,222,115

Total Investments — 99.3%			38,940,056
Other Assets Less Liabilities — 0.7%			254,149

Net Assets — 100.0%			$39,194,205

Florida Fund

Face Amount	Municipal Bonds	Rating†	Value

$2,000,000	Broward County, FL Airport System Rev., 5.25% due 10/1/2026*	Aa3	$1,938,200
1,750,000	Escambia County, FL Health Facilities Authority Rev. (Ascension Health Credit Group), 6% due 11/15/2031ø	AAA‡	1,847,545
1,000,000	Florida Department of Transportation Turnpike Rev., 5% due 7/1/2025	Aa2	1,030,160
60,000	Florida Housing Finance Agency Rev. (General Mortgage), 6.35% due 6/1/2014	AA‡	60,094
320,000	Florida Housing Finance Corporation Rev. (Homeowner Mortgage), 5.95% due 1/1/2032*	Aaa	321,530
2,500,000	Florida Ports Financing Commission Rev. (State Transportation Trust Fund), 5.375% due 6/1/2027*	A2	2,443,300
2,000,000	Hillsborough County, FL School Board Certificates of Participation, 6% due 7/1/2025ø	Aa3	2,095,140
1,000,000	Marion County, FL Hospital District Health System Rev. (Monroe Regional Health System), 5% due 10/1/2029	A2	952,380
10,000	Marion County, FL Hospital District Health System Rev. (Munroe Regional Health System), 5.625% due 10/1/2024	A2	10,410
1,990,000	Marion County, FL Hospital District Health System Rev. (Munroe Regional Health System), 5.625% due 10/1/2024ø	A2	2,090,515
1,000,000	Ocala, FL Utility Systems Rev., 5% due 10/1/2024	A1	1,000,660
1,750,000	Orange County, FL Health Facilities Authority Hospital Rev. (Adventist Health System/Sunbelt Obligation Group), 6.375% due 11/15/2020ø	A1	1,902,127
2,000,000	Pinellas County, FL Health Facilities Authority Rev. (Baycare Health System), 5.50% due 11/15/2033ø	Aa3	2,182,720
1,040,000	Polk County, FL Constitutional Fuel Tax Rev., 5% due 12/1/2020	A2	1,069,026
230,000	Reedy Creek, FL Improvement District Utilities Rev., 5.125% due 10/1/2019	Aa3	230,265
600,000	South Florida Water Management District Certificates of Participations Rev. (Master Lease Purchase Agreement), 5% due 10/1/2026	Aa3	601,968
1,000,000	St. Johns County, FL Transport Improvement Rev., 5% due 10/1/2026	Aa3	1,005,300
1,750,000	Tampa Bay, FL Regional Water Supply Utility System Authority Rev., 5.75% due 10/1/2029ø	AAA‡	1,892,905

Total Investments — 98.7%			22,674,245
Other Assets Less Liabilities — 1.3%			305,965

Net Assets — 100.0%			$22,980,210

North Carolina Fund

Face Amount	Municipal Bonds	Rating†	Value

$1,250,000	Appalachian State University, NC Housing & Student Center System Rev., 5.60% due 7/15/2020ø	Aaa	$1,333,713
685,000	Buncombe County, NC Metropolitan Sewer District Sewer System Rev., 5% due 7/1/2020	Aa3	702,968
1,000,000	Charlotte, NC Storm Water Fee Rev., 6% due 6/1/2025ø	AAA‡	1,071,500
1,250,000	Charlotte, NC Water & Sewer System Rev., 5.25% due 6/1/2025ø	AAA‡	1,321,950
750,000	Durham County, NC Public Improvement GOs, 5% due 6/1/2022	Aaa	787,462
750,000	Forsyth County, NC Certificates of Participation (Forsyth County School Project), 5% due 2/1/2026	Aa1	759,622
215,000	Greensboro, NC Combined Enterprise System Rev., 5.25% due 6/1/2022ø	AAA‡	232,851
250,000	High Point, NC Combined Enterprise System Rev., 5% due 11/1/2023	Aa3	252,008
350,000	High Point, NC Combined Enterprise System Rev., 5% due 11/1/2028	Aaa	361,683
135,000	North Carolina Housing Finance Agency Rev. (Home Ownership), 6.40% due 7/1/2028*	Aa2	140,062
500,000	North Carolina Infrastructure Finance Corporation Certificates of Participation (State of North Carolina Repair and Renovation Projects), 5% due 6/1/2017	Aa1	526,455
500,000	North Carolina Medical Care Commission Hospital Rev. (First Health of the Carolinas Project), 5% due 10/1/2028	Aa3	499,960
1,750,000	North Carolina Municipal Power Agency No. 1 (Catawba Electric Rev.), 5% due 1/1/2020††	Aaa	1,869,245
1,000,000	Raleigh, NC Combined Enterprise System Rev., 5% due 3/1/2024ø	AAA‡	1,077,020
1,000,000	Wake County, NC Industrial Facilities & Pollution Control Financing Authority Rev. (Carolina Power & Light), 5.375% due 2/1/2017	A2	1,029,790
750,000	Wilmington City, NC Water & Sewer System Rev., 5% due 6/1/2025	Aaa	774,308
250,000	Winston-Salem, NC Water & Sewer System Rev., 5.125% due 6/1/2028ø	AAA‡	266,958

Total Investments — 98.3%			13,007,555
Other Assets Less Liabilities — 1.7%			218,383

Net Assets — 100.0%			$13,225,938

†

Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

††	Escrowed-to-maturity security.

ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.

*	Interest income earned from this security is subject to the federal alternative minimum tax.

VRDN – Variable rate demand notes.

Seligman Municipal Series Trust
Notes to Schedules of Investments (unaudited)
June 30, 2008

1.

Organization – Seligman Municipal Series Trust (the “Trust”) consists of four separate funds: the “California High-Yield Fund,” the “California Quality Fund,” the “Florida Fund,” and the “North Carolina Fund.”

2.

Security Valuation and Risk – Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Trust’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees (the “Trustees”). This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value. Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Variable rate demand notes (VRDN) purchased by the Trust may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At June 30, 2008, the interest rates paid on these notes ranged from 1.45% to 2.40%.

Fixed-income securities owned by the Funds of the Trust are subject to interest-rate risk, credit risk, prepayment risk, and market risk. To the extent that the Funds concentrate their investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general.

3.	At June 30, 2008, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation

California High-Yield	$33,784,579	$1,123,154	$150,362	$972,792

California Quality	38,022,064	1,069,307	151,315	917,992

Florida	22,170,262	673,636	169,653	503,983

North Carolina	12,314,411	724,173	31,029	693,144

4.

Subsequent Events – On July 7, 2008, Ameriprise Financial, Inc. (“Ameriprise”) announced an agreement to acquire the Trust’s investment manager in a transaction that is likely to close in the fourth quarter of 2008. Under the 1940 Act, consummation of Ameriprise’s acquisition of the investment manager will result in the investment manager becoming a wholly-owned subsidiary of RiverSource Investments, LLC (“RiverSource”), a subsidiary of Ameriprise, and a change of control of the investment manager and an assignment and automatic termination of the Trust’s management agreement with the investment manager. On July 29, 2008, the Trustees approved, with respect to each Fund, a new advisory agreement with RiverSource, and a new administration agreement with Ameriprise. The new advisory agreement will be presented to the shareholders of the Funds for their approval.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL SERIES TRUST

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	August 25, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	August 25, 2008

SELIGMAN MUNICIPAL SERIES TRUST

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.